As filed with the Securities and Exchange Commission on July 7, 2005

                                           1933 Act Registration No. 333-104719
                                           1940 Act Registration No.  811-09241
                                                             CIK No. 0001080299
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-effective Amendment No. 8

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 8

                                -----------------
                   LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT S
                           (Exact Name of Registrant)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)
                                -----------------
              1300 South Clinton Street, Fort Wayne, Indiana 46802
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (260) 455-2000
                                -----------------


Dennis L. Schoff, Esquire                              Copy to:
The Lincoln National Life Insurance Company     Lawrence A. Samplatsky, Esquire
1300 South Clinton Street                       The Lincoln National Life Insurance Company
P.O. Box 1110                                   350 Church Street
Ft. Wayne, Indiana 46802                        Hartford, CT 06103-1106
(Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                     (Title of Securities Being Registered)
-----------------
      An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2004 was filed March 24, 2005.

It is proposed that this filing will become effective (check appropriate box)

                  [ ] immediately upon filing pursuant to paragraph (b)
                  [ ] on May 1, 2005 pursuant to paragraph (b)
                  [ ] 60 days after filing pursuant to paragraph (a) (1)
                  [ ] on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.

                  [X] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August 1, 2005.


This Post-effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)
(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 7 to Registration Statement No. 333-104719 filed pursuant to Rule 485(a) under the Securities Act of 1933 on May 10, 2005. The contents of Post-effective Amendment No. 7 are being incorporated by reference.



                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241; CIK: 0001080299) to be signed on its behalf by the undersigned duly authorized in the City of Hartford and State of Connecticut on the 7th day of July, 2005.


                           Lincoln Life Flexible Premium Variable Life Account S (Registrant)

                                    /s/ Gary W. Parker
                           By _________________________________
                              Gary W. Parker
                              Senior Vice President and Chief Product Officer The Lincoln National Life Insurance Company




                           The Lincoln National Life Insurance Company
                           (Depositor)

                                    /s/ Gary W. Parker
                           By _________________________________
                              Gary W. Parker
                              Senior Vice President and Chief Product Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241; CIK: 0001080299) has been signed below on July 7, 2005 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


Signature                                            Title

/s/ John H. Gotta          *
_____________________________   President and Director
John H. Gotta                   (Principal Executive Officer)

/s/ Donna D. DeRosa        *
______________________________  Senior Vice President, Chief Operating Officer
Donna D. DeRosa                 and Director

/s/ Michael S. Smith       *
______________________________  Senior Vice President, Chief Financial Officer,
Michael S. Smith                Chief Risk Officer, Director and Member of the
                                Investment Committee (Principal Financial
                                Officer)
/s/ See Yeng Quek          *
______________________________ Senior Vice President, Director, Chief Investment
See Yeng Quek                  Officer and Chairman of the Investment Committee

/s/ Frederick J. Crawford  *
______________________________ Director
Frederick J. Crawford

/s/ Jude T. Driscoll       *
______________________________ Director
Jude T. Driscoll

/s/ Barbara S. Kowalczyk   *
______________________________ Director
Barbara S. Kowalczyk



                  /s/ Gary W. Parker
* By ____________________________________
         Gary W. Parker, pursuant to a Power of Attorney
         incorporated by reference to Registration Statement,
         Form N-6, File No. 333-111128, filed on April 13, 2005